Expense Example {- Fidelity Small-Mid Cap Opportunities ETF} - 09.30 Fidelity Active Equity ETFs (B) - Combo PRO-05 - Fidelity Small-Mid Cap Opportunities ETF - Fidelity Small-Mid Cap Opportunities ETF
Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	$ 800